CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 30,118,882	$ 34,098,812
Short-term investments	0	10,021,963
Prepaid expenses and other current assets	1,686,217	1,513,006
Total Current Assets	31,805,099	45,633,781
Restricted cash	142,200	142,168
Property and equipment, net	74,205	58,364
Patent acquisition costs, net	31,837	39,365
Total Assets	32,053,341	45,873,678
Current Liabilities:
Accounts payable	2,842,497	2,214,313
Accrued expenses	1,305,824	1,837,647
Liabilities related to options and warrants	4,995,020	7,662,808
Total Current Liabilities	9,143,341	11,714,768
Other long-term liability	58,036	56,360
Total liabilities	9,201,377	11,771,128
Commitments and Contingencies
Shareholders’ Equity:
Share capital of GBP .01 par value Authorized: 5,000,000,000 ordinary shares; issued and outstanding: 1,177,693,393 at June 30, 2017 and 1,177,693,383 at December 31, 2016	18,340,894	18,340,894
Additional paid-in capital	92,727,034	90,979,363
Accumulated other comprehensive loss	(373,827)	(280,097)
Accumulated deficit	(87,842,137)	(74,937,610)
Total Shareholders’ Equity	22,851,964	34,102,550
Total Liabilities and Shareholders’ Equity	$ 32,053,341	$ 45,873,678